Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.3%
Afterpay Ltd.(a)	264,434	$24,031,433
APA Group	953,581	7,388,035
Aristocrat Leisure Ltd	715,461	20,542,295
ASX Ltd.	161,998	9,132,379
BlueScope Steel Ltd.	625,158	10,440,371
Brambles Ltd.	1,836,003	14,749,495
CIMIC Group Ltd.(a)	122,290	1,832,581
Cochlear Ltd.	53,125	9,130,602
Coles Group Ltd.	1,659,363	20,918,570
Computershare Ltd	722,301	7,878,134
Crown Resorts Ltd.(a)	463,071	4,371,085
CSL Ltd.	566,227	118,600,532
Evolution Mining Ltd.	2,019,808	7,223,730
Goodman Group	2,064,335	30,153,806
James Hardie Industries PLC	551,423	18,273,116
Lendlease Corp. Ltd.	855,778	8,401,892
Macquarie Group Ltd.	429,142	53,200,956
Magellan Financial Group Ltd.	163,657	6,131,218
Medibank Pvt Ltd.	3,423,721	8,145,533
Newcrest Mining Ltd.	1,015,197	20,796,693
Northern Star Resources Ltd.	1,367,792	11,104,352
Orica Ltd.	502,320	5,261,512
Qantas Airways Ltd.(a)	572,923	2,190,644
QBE Insurance Group Ltd.	1,187,644	9,045,522
Ramsay Health Care Ltd.	229,026	11,909,659
REA Group Ltd.	65,568	8,020,112
Santos Ltd.	1,514,479	8,165,619
Seek Ltd.(a)	417,527	9,988,406
Sonic Healthcare Ltd	566,505	15,700,975
South32 Ltd.	3,011,431	6,699,399
Sydney Airport(a)	1,646,249	7,871,484
TPG Telecom Ltd.	383,997	1,634,368
Transurban Group	1,701,663	18,625,753
Treasury Wine Estates Ltd.	897,837	6,963,084
Washington H Soul Pattinson & Co. Ltd.	138,812	3,245,711
Wesfarmers Ltd.	1,413,097	59,063,604
WiseTech Global Ltd.	186,677	4,532,164
Woolworths Group Ltd.	1,577,010	47,873,749

		639,238,573

Austria — 0.1%
Verbund AG	87,250	7,173,653

Belgium — 0.5%
Elia Group SA/NV	38,391	4,159,356
Etablissements Franz Colruyt NV	36,031	2,139,645
Galapagos NV(a)	52,685	4,115,466
Sofina SA	19,764	7,522,998
UCB SA	157,226	14,585,039
Umicore SA	245,119	14,918,950

		47,441,454

Denmark — 4.5%
Ambu A/S, Class B	203,233	11,402,484
AP Moller—Maersk A/S, Class B, NVS	7,616	18,948,616
Chr Hansen Holding A/S(a)	131,040	12,061,115
Coloplast A/S, Class B	147,900	24,503,760
Demant A/S(a)	133,458	6,701,362
DSV Panalpina A/S	257,705	57,546,809
Genmab A/S(a)	81,414	29,915,871

Security	Shares	Value

Denmark (continued)
GN Store Nord A/S	159,072	$14,378,575
H Lundbeck A/S	85,692	2,646,643
Novo Nordisk A/S, Class B	2,145,595	157,351,390
Novozymes A/S, Class B	258,766	18,443,044
Orsted A/S(b)	235,509	34,394,344
Pandora A/S	124,291	14,123,863
ROCKWOOL International A/S, Class B	9,999	4,494,787
Vestas Wind Systems A/S	1,225,805	51,233,536

		458,146,199

Finland — 1.0%
Elisa OYJ	91,148	5,177,872
Kesko OYJ, Class B	339,484	10,355,716
Kone OYJ, Class B	275,984	21,707,872
Neste OYJ	525,219	31,865,827
Nokia OYJ(a)	7,046,396	33,442,056

		102,549,343

France — 10.7%
Accor SA(a)	227,005	9,146,298
Aeroports de Paris(a)	23,940	3,074,983
Air Liquide SA	589,956	99,511,660
Airbus SE(a)	256,260	30,830,061
Alstom SA(a)	329,987	18,050,506
Atos SE(a)	61,346	4,181,290
BioMerieux	51,350	6,114,751
Bureau Veritas SA(a)	364,852	10,923,121
Dassault Aviation SA(a)	3,213	3,504,234
Dassault Systemes SE	164,492	38,207,075
Edenred	306,393	17,390,608
Eiffage SA(a)	104,010	11,408,880
EssilorLuxottica SA	355,499	59,228,222
Eurazeo SE	49,229	4,106,846
Eurofins Scientific SE(a)	166,226	16,478,466
Faurecia SE(a)	122,587	6,625,902
Faurecia SE, New(a)	23,203	1,251,064
Getlink SE(a)	546,046	8,696,476
Hermes International	39,429	49,553,060
Iliad SA	18,926	3,440,250
Ipsen SA	46,349	4,488,143
Kering SA	94,455	75,784,315
La Francaise des Jeux SAEM(b)	105,781	5,427,194
Legrand SA	332,416	32,413,144
L’Oreal SA	313,985	129,135,173
LVMH Moet Hennessy Louis Vuitton SE	345,991	260,814,713
Orpea SA(a)	64,189	8,271,828
Remy Cointreau SA	28,004	5,602,802
Safran SA(a)	399,620	59,738,332
Sartorius Stedim Biotech	34,581	15,902,124
SEB SA	31,855	5,809,576
Teleperformance	73,117	28,262,651
Ubisoft Entertainment SA(a)	115,149	8,657,976
Valeo SA	287,195	9,313,838
Worldline SA(a)(b)	295,318	29,019,768

		1,080,365,330

Germany — 6.6%
adidas AG(a)	237,353	73,388,585
Aroundtown SA	620,276	4,781,790
Bechtle AG	33,975	6,926,262
Beiersdorf AG	125,422	14,177,300
Carl Zeiss Meditec AG, Bearer	49,891	8,801,613

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Delivery Hero SE(a)(b)	161,612	$25,690,126
Deutsche Bank AG, Registered(a)	1,597,065	22,313,073
Deutsche Boerse AG	237,451	40,961,365
Deutsche Lufthansa AG, Registered(a)(c)	93,041	1,202,685
Deutsche Wohnen SE	427,388	23,152,029
GEA Group AG	197,119	8,663,523
HelloFresh SE(a)	183,861	15,271,895
HOCHTIEF AG	15,377	1,443,474
Infineon Technologies AG	1,625,809	65,691,684
KION Group AG	89,692	8,955,131
Knorr-Bremse AG	90,236	11,079,859
LEG Immobilien SE	89,349	12,444,495
Merck KGaA	160,832	28,296,030
MTU Aero Engines AG	42,939	10,849,721
Nemetschek SE	74,133	5,532,960
Puma SE(a)	121,971	12,879,809
Rational AG(c)	4,144	3,460,055
SAP SE	1,301,414	182,921,091
Scout24 AG(b)	133,862	11,141,429
Siemens Healthineers AG(b)	334,407	19,113,503
Symrise AG	160,888	20,800,901
TeamViewer AG(a)(b)	200,475	9,547,084
Zalando SE(a)(b)	191,506	19,950,487

		669,437,959

Hong Kong — 3.5%
AIA Group Ltd.	15,075,600	191,966,735
Budweiser Brewing Co. APAC Ltd.(b)	2,279,900	7,206,466
ESR Cayman Ltd.(a)(b)	2,413,600	8,250,588
Galaxy Entertainment Group Ltd.(a)	2,723,000	23,980,533
Hong Kong Exchanges & Clearing Ltd.	1,505,100	91,079,009
Melco Resorts & Entertainment Ltd., ADR(a)	271,852	5,244,025
Techtronic Industries Co. Ltd.	1,724,000	31,430,812

		359,158,168

Ireland — 0.7%
Flutter Entertainment PLC(a)	132,151	27,020,304
Kerry Group PLC, Class A	197,801	25,668,558
Kingspan Group PLC	192,059	17,122,713

		69,811,575

Israel — 0.6%
Check Point Software Technologies Ltd.(a)	69,703	8,142,007
CyberArk Software Ltd.(a)(c)	49,657	6,976,809
Israel Discount Bank Ltd., Class A	524,248	2,372,843
Nice Ltd.(a)	78,013	18,876,964
Wix.com Ltd.(a)	69,344	22,043,071

		58,411,694

Italy — 1.3%
Amplifon SpA(a)	154,703	6,542,310
Atlantia SpA(a)	616,269	12,036,750
CNH Industrial NV	1,282,137	19,092,305
DiaSorin SpA	32,271	5,487,254
Ferrari NV	157,096	33,690,323
FinecoBank Banca Fineco SpA(a)	758,707	13,078,903
Infrastrutture Wireless Italiane SpA(b)	378,765	4,422,785
Moncler SpA(a)	240,973	14,800,046
Nexi SpA(a)(b)	544,907	10,455,984
Prysmian SpA	300,026	9,408,510
Recordati Industria Chimica e Farmaceutica SpA	134,184	7,404,565

		136,419,735

Security	Shares	Value

Japan — 23.9%
Acom Co. Ltd.	495,900	$2,127,781
Advantest Corp.	248,400	23,588,967
Aeon Co. Ltd.	815,000	22,238,118
Ajinomoto Co. Inc.	377,500	7,551,381
ANA Holdings Inc.(a)	68,200	1,562,975
Asahi Intecc Co. Ltd.	243,500	6,553,927
Astellas Pharma Inc.	2,320,300	34,824,136
Azbil Corp.	153,100	6,190,952
Bandai Namco Holdings Inc.	248,700	18,261,435
Calbee Inc.	70,400	1,686,818
Capcom Co. Ltd.	219,000	7,112,666
Chugai Pharmaceutical Co. Ltd.	836,300	31,377,030
Coca-Cola Bottlers Japan Holdings Inc.	153,500	2,450,551
Cosmos Pharmaceutical Corp.	25,700	3,689,063
CyberAgent Inc.	504,200	10,369,531
Daifuku Co. Ltd.	126,100	12,482,521
Daiichi Sankyo Co. Ltd.	1,378,500	35,148,250
Daikin Industries Ltd.	310,200	62,235,817
Denso Corp.	540,200	34,886,527
Disco Corp.	23,300	7,546,041
Eisai Co. Ltd.	313,700	20,459,881
FANUC Corp.	238,800	55,000,137
Fast Retailing Co. Ltd.	72,800	59,749,215
GMO Payment Gateway Inc.	50,900	6,496,089
Hamamatsu Photonics KK	174,600	10,127,295
Harmonic Drive Systems Inc.	54,000	3,641,005
Hikari Tsushin Inc.	26,100	5,248,415
Hirose Electric Co. Ltd.	14,100	2,245,835
Hisamitsu Pharmaceutical Co. Inc.	22,200	1,291,725
Hitachi Ltd.	421,500	20,750,117
Hitachi Metals Ltd.(a)	133,300	2,585,390
Hoshizaki Corp.	63,100	5,599,652
Hoya Corp.	468,500	53,298,545
Hulic Co. Ltd.	245,100	2,789,483
Ibiden Co. Ltd.	131,400	6,227,089
Inpex Corp	636,100	4,341,344
Ito En Ltd.	66,200	3,664,151
ITOCHU Corp.	838,400	26,140,316
Itochu Techno-Solutions Corp.	123,200	4,271,790
Japan Airport Terminal Co. Ltd.	48,400	2,174,137
Japan Exchange Group Inc.	632,100	14,812,901
Kakaku.com Inc.	165,400	4,494,195
Kansai Paint Co. Ltd.	220,700	5,558,640
Kao Corp.	600,100	38,469,427
Keihan Holdings Co. Ltd.	59,900	2,183,811
Keikyu Corp.	137,100	1,753,495
Keio Corp.	83,211	5,405,042
Keisei Electric Railway Co. Ltd.	80,500	2,511,367
Keyence Corp.	227,348	109,238,525
Kikkoman Corp.	180,500	11,080,509
Kintetsu Group Holdings Co. Ltd.(a)	106,800	3,825,278
Kirin Holdings Co. Ltd.	1,023,200	19,194,653
Kobayashi Pharmaceutical Co. Ltd.	61,300	5,467,957
Kobe Bussan Co. Ltd.	153,400	4,100,771
Koei Tecmo Holdings Co. Ltd.	73,150	3,269,180
Konami Holdings Corp.	116,200	6,931,284
Kose Corp.	41,500	6,249,394
Kyowa Kirin Co. Ltd.	115,900	3,520,315
Lasertec Corp.	93,900	16,614,299
Lion Corp.	279,000	5,232,606

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
M3 Inc.	549,200	$38,070,430
Makita Corp.	181,200	8,147,825
McDonald’s Holdings Co. Japan Ltd.	83,300	3,802,818
Mercari Inc.(a)	107,900	5,330,589
MINEBEA MITSUMI Inc.	451,600	11,324,602
MISUMI Group Inc.	353,400	9,958,117
Miura Co. Ltd.	109,300	5,729,738
MonotaRO Co. Ltd.	312,200	7,968,876
Murata Manufacturing Co. Ltd.	716,500	57,048,621
Nabtesco Corp.	139,600	6,277,243
Nagoya Railroad Co. Ltd.(a)	116,200	2,664,079
NEC Corp.	325,300	18,927,844
Nexon Co. Ltd.	605,500	20,080,852
Nidec Corp.	557,700	64,568,807
Nihon M&A Center Inc.	376,600	9,867,640
Nintendo Co. Ltd	139,500	80,007,822
Nippon Paint Holdings Co. Ltd.	911,000	13,018,453
Nippon Prologis REIT Inc.	1,305	4,190,613
Nippon Shinyaku Co. Ltd.	57,200	3,851,535
Nissan Chemical Corp.	152,900	7,861,470
Nissin Foods Holdings Co. Ltd.	79,100	5,608,389
Nitori Holdings Co. Ltd.	100,200	17,976,506
Nomura Research Institute Ltd.	398,670	12,273,222
NTT Data Corp.	786,400	12,216,341
Obic Co. Ltd.	86,700	16,760,176
Odakyu Electric Railway Co. Ltd.	183,400	4,958,117
Olympus Corp.	1,450,700	29,828,903
Omron Corp.	115,500	8,759,846
Ono Pharmaceutical Co. Ltd.	460,700	11,594,947
Oracle Corp. Japan	49,400	4,632,450
Oriental Land Co. Ltd.	249,300	35,294,977
Otsuka Corp.	130,200	6,563,305
Pan Pacific International Holdings Corp.	512,700	11,046,233
PeptiDream Inc.(a)	58,800	2,520,269
Persol Holdings Co. Ltd.	228,000	4,190,586
Pigeon Corp.	144,000	4,881,021
Rakuten Group Inc.	1,079,900	13,722,896
Recruit Holdings Co. Ltd.	1,691,300	76,422,219
Renesas Electronics Corp.(a)	972,300	11,341,499
Rinnai Corp.	29,400	2,953,314
Rohm Co. Ltd.	70,900	7,024,811
Ryohin Keikaku Co. Ltd.	297,400	6,257,902
Santen Pharmaceutical Co. Ltd.	447,800	5,735,511
SCSK Corp.	66,900	3,880,390
Secom Co. Ltd.	169,800	14,099,124
Seibu Holdings Inc.(a)	170,000	1,829,011
SG Holdings Co. Ltd.	397,700	9,037,892
Sharp Corp.	261,800	4,423,810
Shimadzu Corp.	276,300	9,668,794
Shimano Inc.	92,300	21,140,209
Shin-Etsu Chemical Co. Ltd.	441,500	74,522,437
Shiseido Co. Ltd.	498,000	36,120,434
SMC Corp.	71,400	41,446,686
SoftBank Group Corp.	683,700	61,830,424
Sohgo Security Services Co. Ltd.	91,700	4,018,508
Sony Group Corp.	1,571,600	156,721,467
Square Enix Holdings Co. Ltd.	114,500	6,368,968
Sumitomo Chemical Co. Ltd.	926,600	4,721,799
Sundrug Co. Ltd.	92,000	3,135,264
Suntory Beverage & Food Ltd.	85,800	2,896,501

Security	Shares	Value

Japan (continued)
Suzuki Motor Corp.	229,100	$8,691,988
Sysmex Corp.	208,400	20,829,514
Takeda Pharmaceutical Co. Ltd.	1,965,600	65,367,147
TDK Corp.	161,300	21,913,956
Terumo Corp.	803,800	30,385,633
THK Co. Ltd.	150,000	5,111,843
TIS Inc.	278,800	6,925,045
Tobu Railway Co. Ltd.	152,700	3,925,594
Toho Co. Ltd.	138,700	5,519,830
Toho Gas Co. Ltd.	33,300	1,849,238
Tokyo Electron Ltd.	186,100	82,268,442
Toshiba Corp.	482,900	19,946,878
TOTO Ltd.	88,000	4,564,842
Toyo Suisan Kaisha Ltd.	57,000	2,323,178
Toyoda Gosei Co. Ltd.	80,900	1,976,149
Trend Micro Inc.	108,200	5,147,432
Tsuruha Holdings Inc.	46,100	5,322,556
Unicharm Corp.	502,200	19,498,987
USS Co. Ltd.	98,600	1,786,987
Welcia Holdings Co. Ltd.	117,200	3,656,301
Yakult Honsha Co. Ltd.	159,800	7,777,650
Yamaha Corp.	108,500	5,906,180
Yamato Holdings Co. Ltd.	364,600	10,290,389
Yamazaki Baking Co. Ltd.	52,800	836,163
Yaskawa Electric Corp.	298,600	13,768,300
Z Holdings Corp.	3,299,400	15,243,557
ZOZO Inc.	135,000	4,557,431

		2,420,414,089

Netherlands — 7.8%
Adyen NV(a)(b)	22,663	55,695,615
Akzo Nobel NV	240,488	28,926,778
ArcelorMittal SA(a)	579,569	16,918,861
Argenx SE(a)	56,172	16,255,808
ASM International NV	58,896	17,930,353
ASML Holding NV	530,496	345,616,225
Davide Campari-Milano NV	745,366	8,804,027
Heineken NV	161,098	18,702,582
JDE Peet’s NV(a)	92,900	3,614,442
Just Eat Takeaway.com NV(a)(b)	157,993	16,356,505
Koninklijke DSM NV	214,572	38,538,614
Koninklijke Philips NV(a)	1,135,971	64,107,534
Prosus NV	606,784	65,908,177
QIAGEN NV(a)	287,868	14,045,080
Randstad NV	51,714	3,740,178
Stellantis NV	1,276,267	21,238,776
STMicroelectronics NV	793,522	29,765,326
Wolters Kluwer NV	333,045	30,173,199

		796,338,080

New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)	947,647	5,201,517
Fisher & Paykel Healthcare Corp. Ltd.	719,247	18,552,350
Ryman Healthcare Ltd.	127,733	1,300,491
Xero Ltd.(a)	150,947	16,505,758

		41,560,116

Norway — 0.2%
Adevinta ASA(a)	307,087	5,636,692
Orkla ASA	608,199	6,219,469
Schibsted ASA, Class A(a)	93,779	4,733,987
Schibsted ASA, Class B(a)	125,553	5,515,857

		22,106,005

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.0%
Jeronimo Martins SGPS SA	312,779	$5,719,388

Singapore — 1.1%
Ascendas REIT	3,994,136	9,336,863
CapitaLand Integrated Commercial Trust	3,772,492	6,096,556
DBS Group Holdings Ltd.	2,242,500	50,415,796
Genting Singapore Ltd.	7,518,600	4,888,446
Mapletree Commercial Trust(c)	936,900	1,542,251
Mapletree Logistics Trust(c)	3,697,171	5,530,194
Singapore Airlines Ltd.(a)	1,082,600	4,117,525
Singapore Exchange Ltd.	944,600	7,419,626
Singapore Technologies Engineering Ltd	1,940,400	5,629,844
UOL Group Ltd	593,800	3,436,756
Venture Corp. Ltd	341,400	5,170,783
Wilmar International Ltd.	2,387,300	9,366,887

		112,951,527

Spain — 1.7%
Aena SME SA(a)(b)	83,957	14,624,454
Amadeus IT Group SA(a)	560,524	38,258,813
Cellnex Telecom SA(b)(c)	550,752	31,187,289
Ferrovial SA	605,373	17,227,599
Grifols SA	370,876	10,067,682
Industria de Diseno Textil SA	1,359,490	48,474,718
Siemens Gamesa Renewable Energy SA(a)	296,348	10,737,983

		170,578,538

Sweden — 5.5%
Alfa Laval AB	195,444	6,619,775
Assa Abloy AB, Class B	1,250,384	35,681,951
Atlas Copco AB, Class A	836,700	50,761,565
Atlas Copco AB, Class B	485,414	25,230,104
Electrolux AB, Series B	280,812	7,890,599
Epiroc AB, Class A	819,672	17,787,874
Epiroc AB, Class B	484,832	9,523,767
EQT AB	296,599	10,042,432
Essity AB, Class B	757,022	24,736,443
Evolution AB(b)	199,200	39,388,866
Fastighets AB Balder, Class B(a)	125,793	7,255,329
H & M Hennes & Mauritz AB, Class B(a)	1,001,233	24,723,703
Hexagon AB, Class B	350,380	33,456,147
Husqvarna AB, Class B	519,590	7,241,662
Industrivarden AB, Class A	46,449	1,784,186
Industrivarden AB, Class C	198,457	7,172,452
Investment AB Latour, Class B	189,785	5,813,123
Investor AB, Class B	567,056	48,210,574
Kinnevik AB, Class B	301,243	16,672,882
L E Lundbergforetagen AB, Class B	61,286	3,506,509
Nibe Industrier AB, Class B	389,358	14,265,217
Sandvik AB	1,406,999	34,826,584
Svenska Cellulosa AB SCA, Class B	753,422	13,231,608
Swedish Match AB	201,708	16,564,590
Telefonaktiebolaget LM Ericsson, Class B	3,633,736	49,823,534
Volvo AB, Class B	1,774,259	43,403,066

		555,614,542

Switzerland — 13.4%
ABB Ltd., Registered	803,889	26,133,774
Alcon Inc.(a)	612,143	45,975,325
Barry Callebaut AG, Registered	4,446	9,827,461

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,277	$11,859,207
Chocoladefabriken Lindt & Spruengli AG, Registered	83	8,208,541
Cie. Financiere Richemont SA, Class A, Registered	649,865	66,721,516
Clariant AG, Registered	123,794	2,594,510
Credit Suisse Group AG, Registered	1,067,853	11,176,717
EMS-Chemie Holding AG, Registered	6,643	6,209,262
Geberit AG, Registered	46,164	30,389,634
Givaudan SA, Registered	11,495	48,195,691
Glencore PLC	12,441,096	50,849,166
Kuehne + Nagel International AG, Registered	67,369	20,165,273
Logitech International SA, Registered	204,954	23,011,117
Lonza Group AG, Registered	92,710	59,038,395
Nestle SA, Registered	3,590,569	428,640,045
Partners Group Holding AG	23,385	33,332,054
Roche Holding AG	875,599	285,706,115
Roche Holding AG, Bearer	39,838	13,855,176
Schindler Holding AG, Participation Certificates, NVS	50,780	14,464,826
Schindler Holding AG, Registered	25,179	7,012,188
SGS SA, Registered	3,781	11,193,136
Siemens Energy AG(a)	497,245	16,640,618
Sika AG, Registered	176,511	52,718,159
Sonova Holding AG, Registered(a)	68,220	20,203,083
Straumann Holding AG, Registered	12,884	18,427,913
Swiss Re AG	124,850	11,619,174
Temenos AG, Registered	83,294	12,246,835
Vifor Pharma AG	56,804	8,193,154

		1,354,608,065

United Kingdom — 9.3%
Ashtead Group PLC	561,546	36,161,007
AstraZeneca PLC	1,635,519	174,703,001
Auto Trader Group PLC(a)(b)	1,202,039	9,489,747
AVEVA Group PLC	134,578	6,484,286
BP PLC	12,630,312	52,986,539
Bunzl PLC	419,244	13,507,410
Burberry Group PLC(a)	503,659	14,372,206
Compass Group PLC(a)	2,223,222	48,404,120
Croda International PLC	174,404	16,333,110
Diageo PLC	2,912,961	131,117,446
Entain PLC(a)	730,410	17,105,964
Experian PLC	1,143,151	44,190,392
Ferguson PLC	280,466	35,461,326
Fresnillo PLC	229,266	2,614,357
Halma PLC	474,487	17,001,899
Hikma Pharmaceuticals PLC	215,407	7,277,102
InterContinental Hotels Group PLC(a)	215,950	15,404,156
Intertek Group PLC	200,853	17,069,235
JD Sports Fashion PLC(a)	642,701	8,172,401
London Stock Exchange Group PLC	396,393	40,613,137
Melrose Industries PLC	2,113,073	4,765,895
Next PLC(a)	107,546	11,617,403
NMC Health PLC(a)(d)	50,450	1
Ocado Group PLC(a)	303,798	8,820,479
Reckitt Benckiser Group PLC	575,890	51,436,975
RELX PLC	2,405,230	62,590,408
Rentokil Initial PLC	2,307,708	15,988,473
Rolls-Royce Holdings PLC(a)	5,206,748	7,542,062
Sage Group PLC (The)	882,470	7,795,240
Smith & Nephew PLC	1,090,815	23,719,082
Spirax-Sarco Engineering PLC	91,765	15,011,346

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
St. James’s Place PLC	685,733	$12,926,517
Standard Chartered PLC	1,168,536	8,406,594

		939,089,316

Total Common Stocks — 99.1% (Cost: $7,422,589,534)		10,047,133,349

Preferred Stocks

Germany — 0.4%
Fuchs Petrolub SE, Preference Shares, NVS	43,262	2,309,173
Porsche Automobil Holding SE, Preference Shares, NVS	95,360	10,053,688
Sartorius AG, Preference Shares, NVS	44,335	25,041,419

		37,404,280

Total Preferred Stocks — 0.4% (Cost: $19,590,727)		37,404,280

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(c)	1,067,853	12

Total Rights — 0.0% (Cost: $0)		12

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	29,221,359	29,235,970

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,070,000	$3,070,000

		32,305,970

Total Short-Term Investments — 0.3% (Cost: $32,295,234)		32,305,970

Total Investments in Securities — 99.8% (Cost: $7,474,475,495)		10,116,843,611

Other Assets, Less Liabilities — 0.2%		17,526,083

Net Assets — 100.0%		$10,134,369,694

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$30,414,741	$—		$(1,146,028	)(a)	$(12,723)	$(20,020)	$29,235,970	29,221,359	$161,542	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,460,000	610,000	(a)	—		—	—	3,070,000	3,070,000	1,323		—

						$(12,723)	$(20,020)	$32,305,970		$162,865		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	523	06/18/21	$24,774	$273,340
FTSE 100 Index	56	06/18/21	5,365	57,792
TOPIX Index	99	06/10/21	17,225	(455,182)

				$(124,050)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Common Stocks	$10,047,133,348	$—	$1	$10,047,133,349
Preferred Stocks	37,404,280	—	—	37,404,280
Rights	—	12	—	12
Money Market Funds	32,305,970	—	—	32,305,970

	$10,116,843,598	$12	$1	$10,116,843,611

Derivative financial instruments(a)
Assets
Futures Contracts	$331,132	$—	$—	$331,132
Liabilities
Futures Contracts	(455,182)	—	—	(455,182)

	$(124,050)	$—	$—	$(124,050)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

6